DEFERRED REVENUE - Narrative (Details)	1 Months Ended			12 Months Ended
	Dec. 31, 2025 CAD ($) lb	Dec. 31, 2025 USD ($)	Feb. 28, 2017 CAD ($)	Dec. 31, 2025 CAD ($) lb	Dec. 31, 2024 CAD ($) lb	Dec. 31, 2025 USD ($) lb	Dec. 31, 2023 CAD ($)
Arrangement with Ecora and Uranium Prepayment
Toll milling revenue recognized				$ 4,918,000	$ 4,023,000
Cash received as part of uranium sales	$ 40,145,000			$ 40,145,000	33,993,000
Remaining balance due by end of 2026
Arrangement with Ecora and Uranium Prepayment
Pounds of Uranium sold | lb	550,000			550,000		550,000
CLJV Toll Milling-Ecora
Arrangement with Ecora and Uranium Prepayment
Upfront payment			$ 43,500,000
Discount rate			8.50%
Toll milling revenue recognized				$ 4,918,000	$ 4,023,000
Toll milling production in pounds | lb	19,148,000			19,148,000	16,927,000	19,148,000
Increase in revenue				$ 113,000	$ 207,000
Cash received as part of uranium sales	$ 31,910,000			$ 31,910,000	33,993,000		$ 34,958,000
Uranium Prepayment
Arrangement with Ecora and Uranium Prepayment
Toll milling revenue recognized	$ 8,235,000	$ 6,000,000
Pounds of Uranium sold | lb	4,500,000			4,500,000		4,500,000
Cash received as part of uranium sales	$ 8,235,000			$ 8,235,000	$ 0
Uranium Prepayment | Remaining balance due by end of 2026
Arrangement with Ecora and Uranium Prepayment
Cash received as part of uranium sales						$ 4,000,000